RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
RECEIVABLES AND OTHER CURRENT ASSETS
Sales taxes receivable	$ 143	$ 17
Interest receivable	16	9
Other current assets	83	116
Total	$ 242	$ 142